Personnel Expenses - Schedule of Personnel Expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Personnel Expenses [Line Items]
Personnel expenses		R$ (1,422,727)	R$ (1,090,833)	R$ (879,362)
Salaries [Member]
Schedule of Personnel Expenses [Line Items]
Personnel expenses		(491,547)	(472,809)	(375,039)
Benefits [Member]
Schedule of Personnel Expenses [Line Items]
Personnel expenses	[1]	(556,853)	(359,448)	(295,693)
Social Security Charges [Member]
Schedule of Personnel Expenses [Line Items]
Personnel expenses	[2]	(372,910)	(256,150)	(214,788)
Others [Member]
Schedule of Personnel Expenses [Line Items]
Personnel expenses		R$ (1,417)	R$ (2,426)	R$ 6,158

[1]	The balance mainly refers to compensation expenses related to LTIP provisions made in the year ended December 31, 2025 which amounted to R$ 205,640.
[2]	The balance mainly includes payroll taxes related to LTIP payments made in the year ended December 31, 2025 which amounted to R$ 73,814 (R$ 0 for the year ended December 31, 2024 and 2023).